Balance Sheets (Parenthetical) (USD $)	Apr. 30, 2013
Statement of Financial Position [Abstract]
Common stock authorized	22,000,000
Common stock par value	$ 0
Common stock shares issued	19,610,000
Common stock shares outstanding	19,610,000
Preferred stock authorized	10,000,000
Preferred stock par value	$ 0
Preferred stock shares issued	7,000,000
Preferred stock shares outstanding	7,000,000